Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other assets and other liabilities
end of	2020	2019
Other assets (CHF million)
Cash collateral on derivative instruments	7,741	4,570
Cash collateral on non-derivative transactions	635	428
Derivative instruments used for hedging	131	183
Assets held-for-sale	7,077	8,971
of which loans [1]	7,046	8,886
allowance for loans held-for-sale	(48)	0
of which real estate [2]	27	38
of which long-lived assets	4	47
Premises and equipment and right-of-use assets	7,376	7,832
Assets held for separate accounts	102	111
Interest and fees receivable	4,255	4,688
Deferred tax assets	3,667	4,399
Prepaid expenses	448	431
of which cloud computing arrangement implementation costs	38	27
Failed purchases	1,451	1,643
Defined benefit pension and post-retirement plan assets	2,872	2,878
Other	3,882	3,475
Other assets	39,637	39,609
1 Included as of December 31, 2020 and 2019 were CHF 262 million and CHF 800 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2020 and 2019, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 9 million, respectively, of which CHF  8 million and CHF 9 million, respectively, were related to residential real estate.

end of	2020	2019
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,831	7,457
Cash collateral on non-derivative transactions	174	516
Derivative instruments used for hedging	45	48
Operating leases liabilities	2,759	3,213
Provisions	2,080	1,179
of which expected credit losses on off-balance sheet credit exposure	311	172
Restructuring liabilities	52	–
Liabilities held for separate accounts	102	111
Interest and fees payable	4,297	5,101
Current tax liabilities	555	678
Deferred tax liabilities	530	523
Failed sales	1,120	936
Defined benefit pension and post-retirement plan liabilities	410	455
Other	11,479	10,826
Other liabilities	31,434	31,043

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2020	2019
Premises and equipment (CHF million)
Buildings and improvements	1,425	1,436
Land	291	294
Leasehold improvements	1,775	1,855
Software	7,038	6,478
Equipment	1,874	1,887
Premises and equipment	12,403	11,950
Accumulated depreciation	(7,627)	(7,153)
Total premises and equipment, net	4,776	4,797
Right-of-use assets (CHF million)
Right-of-use assets-operating leases	2,600	3,035
Total premises and equipment and right-of-use assets	7,376	7,832

Depreciation and impairment
Depreciation, amortization and impairment
end of	2020	2019	2018
CHF million
Depreciation on premises and equipment	964	939	830
Impairment on premises and equipment	10	3	8
Amortization and impairment on right-of-use assets	331	324	–

Bank
Other assets and other liabilities
end of	2020	2019
Other assets (CHF million)
Cash collateral on derivative instruments	7,741	4,570
Cash collateral on non-derivative transactions	635	428
Derivative instruments used for hedging	131	183
Assets held-for-sale	7,077	8,971
of which loans [1]	7,046	8,886
allowance for loans held-for-sale	(48)	0
of which real estate [2]	27	38
of which long-lived assets	4	47
Premises, equipment and right-of-use assets	6,213	6,652
Assets held for separate accounts	102	111
Interest and fees receivable	4,397	5,301
Deferred tax assets	3,630	4,337
Prepaid expenses	367	343
of which cloud computing arrangement implementation costs	32	21
Failed purchases	1,451	1,643
Defined benefit pension and post-retirement plan assets	975	1,067
Other	3,855	3,463
Other assets	36,574	37,069
1 Included as of the end of 2020 and 2019 were CHF 262 million and CHF 800 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2020 and 2019, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 9 million, respectively, of which CHF  8 million and CHF 9 million, respectively, were related to residential real estate.

end of	2020	2019
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,831	7,457
Cash collateral on non-derivative transactions	174	516
Derivative instruments used for hedging	45	48
Operating leases liabilities	1,981	2,388
Provisions	2,067	1,171
of which expected credit losses on off-balance sheet credit exposures	311	172
Restructuring liabilities	49	–
Liabilities held for separate accounts	102	111
Interest and fees payable	4,397	5,690
Current tax liabilities	542	658
Deferred tax liabilities	157	167
Failed sales	1,120	936
Defined benefit pension and post-retirement plan liabilities	403	455
Other	11,472	10,809
Other liabilities	30,340	30,406

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2020	2019
Premises and equipment (CHF million)
Buildings and improvements	1,403	1,413
Land	291	294
Leasehold improvements	1,634	1,712
Software	6,663	6,190
Equipment	1,128	1,162
Premises and equipment	11,119	10,771
Accumulated depreciation	(6,761)	(6,359)
Total premises and equipment, net	4,358	4,412
Right-of-use assets (CHF million)
Operating leases	1,855	2,240
Right-of-use assets	1,855	2,240
Total premises, equipment and right-of-use assets	6,213	6,652

Depreciation and impairment
Depreciation, amortization and impairment
end of	2020	2019	2018
CHF million
Depreciation on premises and equipment	860	844	745
Impairment on premises and equipment	10	3	8
Amortization and impairment on right-of-use assets	284	279	–